NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
6.	Net loss per share

The following table sets forth the computation of the basic and diluted net loss per share attributable to Amarantus common stockholders for the periods indicated:

	For the Three Months Ended March 31,
	2014	2013 (restated)
Numerator
Net loss	$(5,542)	$(4,638)
Preferred stock dividend	26	—
Net loss applicable to common stockholders	$(5,568)	$(4,638)

Denominator
Weighted average shares outstanding during the period:

	For the Three Months Ended March 31,
	2014	2013 (restated)
Common stock - basic	630,720,618	368,215,835
Common shares equivalents	—	—
Common stock - diluted	630,720,618	368,215,835

Net loss per share	$(0.01)	$(0.01)

Potentially dilutive securities:
Outstanding time-based common stock options(1)	14,296,000	-(2)
Outstanding performance-based and market-based common stock options(1)	4,000,000	-(2)
Outstanding time-based preferred stock options(1)	2,488,000	-(2)
Warrants(1)	69,553,000	-(2)
Related party liability(1)	3,214,000	-(2)
Convertible promissory note(s)(1)	5,655,000	-(2)
8% Senior convertible debentures	8,776,000	-(2)
Convertible preferred stock(1) (3)	751,000	-(2)

(1)
The impact of time-based, performance-based and market-based stock options, time-based restricted stock units, warrants, the convertible notes and the convertible preferred stock on earnings per share is anti-dilutive in a period of loss from continuing operations.

(2)	Total anti dilutive securities for the 3 months ended March 31, 2013 was approximately 71,000,000.
(3)	Includes convertible preferred Series C and D.

5.	Net loss per share

The following table sets forth the computation of the basic and diluted net loss per share attributable to Amarantus common stockholders for the periods indicated:

	Year Ended December 31,
	2013	2012
Numerator
Net Loss	$(15,131,681)	$(5,135,618)
Preferred stock dividend	38,402	—
Net loss applicable to common stockholders	$(15,170,083)	$(5,135,618)

Denominator
Weighted average shares outstanding during the period:
Common stock - basic	450,931,510	140,710,454
Common shares equivalents	—	—
Common stock - diluted	450,931,510	140,710,454

Net loss per share	$(0.03)	$(0.04)

Potentially dilutive securities:
Outstanding time-based common stock options(1)	6,941,000	-	(2)
Outstanding time-based preferred stock options(1)	2,288,000	-	(2)
Warrants(1)	84,553,000	-	(2)
Relating party liabilities	3,107,000	-	(2)
Convertible promissory note(s)(1)	6,325,000	-	(2)
8% Senior convertible debentures	75,000,000	-	(2)
Convertible preferred stock(1) (3)	753,000	-	(2)

(1)	The impact of time-based stock options, warrants, the convertible notes and the convertible preferred stock on earnings per share is anti-dilutive in a period of loss from continuing operations.

(2)	Total anti dilutive securities in 2012 was approximately 84,000,000.

(3)	Includes Series C and D Convertible Preferred Stock.